LONG TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2025
Long Term Loans
SCHEDULE OF LONG TERM LOANS
	Linked to	Interest rate	December 31, 2025	December 31, 2024

Long term loans	NIS	1.8%-6.1%	$38	$219
Less- current portion			(9)	(111)

Non current long term loans			$29	$108